Restructuring Charges	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Restructuring
Restructuring Charges

9.              Restructuring Charges

The Company recorded a restructuring charge of $1.3 million and $5.0 million during the three and nine months ended September 30, 2013, respectively, and $2.0 million and $10.8 million during the three and nine months ended September 30, 2012, respectively related to continuing efforts to re-align AMR’s operations and the reorganization of EmCare’s geographic regions. Payments currently under this plan are expected to be complete by March 2015. The accrued restructuring liability at September 30, 2013 of $6.5 million includes lease abandonment accruals on restructuring plans from prior years in addition to the 2012 plan outlined below.

	2012 Plan
	Lease & Other Contract Termination Costs	Severance	Total
Balance as of December 31, 2012	$6,295	$4,058	$10,353
Incurred	1,885	3,107	4,992
Paid	(5,902)	(4,064)	(9,966)
Balance as of September 30, 2013	$2,278	$3,101	$5,379

10. Restructuring

          The Company recorded a restructuring charge of $14.1 million during the year ended December 31, 2012 related to continuing efforts to re-align AMR's operations and the reorganization of EmCare's geographic regions. Payments currently under this plan are expected to be complete by September 2013. The accrued restructuring balance as of December 31, 2011 of $4,598 includes lease abandonment accruals on restructuring plans from prior years in addition to the 2011 Plan outlined below.

	2011 Plan
	AMR		EmCare		EVHC
	Lease	Severance	Lease	Severance	Severance	Total
Incurred	$4,192	$1,452	$94	$69	$676	$6,483
Paid	(572)	(978)	—	(63)	(505)	(2,118)

Balance at December 31, 2011	3,620	474	$94	6	171	4,365
Paid	(1,793)	(369)	(94)	(6)	(138)	(2,400)

Balance at December 31, 2012	$1,827	$105	$—	$—	$33	$1,965

	2012 Plan
	AMR		EmCare	EVHC
	Lease & Other Contract Termination Cost	Severance	Severance	Severance	Total
Incurred	$5,901	$6,566	812	807	$14,086
Paid	(136)	(3,656)	(39)	(432)	(4,263)
Adjustments	530	—	—	—	530

Balance at December 31, 2012	$6,295	$2,910	773	375	10,353